CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 77,728	$ 9,383	$ 16,632
Accounts receivable	19,277	0	15,737
Prepaid expense and other assets	30,649	8,126	3,801
Restricted cash in escrow (See Note 4)			103,333
Total Current Assets	127,654	17,509	139,503
Fixed assets, net	5,009	6,831	9,260
Intangibles, net	141,532	141,532	141,532
Total Assets	274,195	165,872	290,295
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current portion of long term debt	0	10,267	13,620
Current portion of convertible debt, net of discounts	683,987	56,000	50,000
Accounts payable	719,969	768,720	814,137
Shares due investors under registration payment arrangement			355,124
Accrued expenses	551,896	498,707	201,490
Total Current Liabilities	1,955,852	1,333,694	1,434,371
Long term debt and convertible debt, net of discounts	705,593	1,006,789	126,108
Liability for equity-linked financial instruments	87,533	14,946	1,071,847
Stockholders' Deficit:
Common stock value	291,398	140,023	113,831
Additional paid-in capital	6,134,829	5,052,497	3,573,506
Deficit accumulated during development stage	(8,901,010)	(7,382,077)	(6,029,368)
Total Shareholder' Deficit	(2,474,783)	(2,189,557)	(2,342,031)
Total Liabilities and Shareholders' Deficit	$ 274,195	$ 165,872	$ 290,295